Contents of Significant Accounts - Details of Distribution (Detail) - TWD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of equity [Line Items]
Appropriation of earnings, Cash dividends	$ 19,875,842	$ 9,765,155	$ 6,916,105
Cash dividends	$ 0	$ 1.60
Legal Reserve [Member]
Disclosure of equity [Line Items]
Appropriation of earnings	$ 5,832,570	$ 3,197,890
Special Reserve [member]
Disclosure of equity [Line Items]
Appropriation of earnings	(3,250,434)	(2,857,666)
Cash dividends [member]
Disclosure of equity [Line Items]
Appropriation of earnings, Cash dividends	$ 0	$ 19,875,842